UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

U.S. Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Common Stocks 95.20%		$73,397,720

(Cost $63,802,249)

Consumer Discretionary 6.61%		5,098,765

Auto Components 0.13%
BorgWarner, Inc. (I)	600	43,506
TRW Automotive Holdings Corp. (I)	1,000	56,870

Distributors 0.15%
Genuine Parts Company	2,100	115,080

Diversified Consumer Services 0.36%
Apollo Group, Inc., Class A (I)	3,900	160,329
ITT Educational Services, Inc. (I)	300	20,634
Strayer Education, Inc.	50	6,009
Weight Watchers International, Inc.	1,100	88,264

Hotels, Restaurants & Leisure 1.71%
Choice Hotels International, Inc.	700	24,948
Las Vegas Sands Corp. (I)	3,000	124,620
McDonald's Corp.	13,200	1,076,328
Yum! Brands, Inc.	1,700	94,044

Household Durables 0.08%
Fortune Brands, Inc.	1,000	64,730

Internet & Catalog Retail 0.26%
Liberty Media Corp. - Interactive, Series A (I)	5,200	94,692
priceline.com, Inc. (I)	210	108,190

Media 0.78%
Charter Communications, Inc., Class A (I)	1,100	62,139
Comcast Corp., Class A	7,700	194,348
DreamWorks Animation SKG, Inc. (I)	500	11,955
Gannett Company, Inc.	2,900	41,354
The McGraw-Hill Companies, Inc.	2,800	118,916
Time Warner, Inc.	4,700	171,221

Multiline Retail 0.72%
Dollar Tree, Inc. (I)	2,100	133,854
Family Dollar Stores, Inc.	1,300	72,462
J.C. Penney Company, Inc.	2,100	74,403
Macy's, Inc.	2,600	75,088
Sears Holdings Corp. (I) (L)	2,000	142,000
Target Corp.	1,100	54,483

Specialty Retail 1.30%
Advance Auto Parts, Inc.	1,800	111,780
Aeropostale, Inc. (I)	4,853	91,722
AutoNation, Inc. (I) (L)	2,400	84,240
AutoZone, Inc. (I)	650	191,100
Best Buy Company, Inc.	4,100	130,216
GameStop Corp., Class A (I) (L)	1,200	33,576
O'Reilly Automotive, Inc. (I)	1,000	60,110
Ross Stores, Inc. (L)	1,500	122,940
TJX Companies, Inc. (L)	3,400	180,268

Textiles, Apparel & Luxury Goods 1.12%
Coach, Inc.	3,800	241,908
Fossil, Inc. (I)	800	84,672
NIKE, Inc., Class B	5,400	456,030
VF Corp. (L)	800	79,736

1

U.S. Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Consumer Staples 20.14%		$15,527,944

Beverages 4.57%
Brown Forman Corp., Class B	1,700	123,216
Coca-Cola Enterprises, Inc.	3,500	101,115
Hansen Natural Corp. (I)	1,700	121,805
PepsiCo, Inc.	18,485	1,314,653
The Coca-Cola Company	27,900	1,863,999

Food & Staples Retailing 6.10%
Costco Wholesale Corp.	2,800	230,944
CVS Caremark Corp.	3,900	150,891
Safeway, Inc.	2,400	59,280
SUPERVALU, Inc. (L)	2,000	20,520
Sysco Corp. (L)	7,000	225,470
The Kroger Company	6,500	161,330
Wal-Mart Stores, Inc.	57,940	3,199,447
Walgreen Company	15,000	654,450

Food Products 1.57%
Campbell Soup Company (L)	3,600	125,100
Dean Foods Company (I)	900	12,492
Flowers Foods, Inc. (L)	1,100	36,663
General Mills, Inc.	7,400	294,298
H.J. Heinz Company	2,300	126,316
Hormel Foods Corp.	4,000	117,320
Kellogg Company	4,200	239,358
McCormick & Company, Inc., Class B	1,600	80,304
The Hershey Company	3,200	178,336

Household Products 4.05%
Church & Dwight Company, Inc.	800	67,280
Clorox Company	1,600	112,768
Colgate-Palmolive Company	5,600	490,168
Kimberly-Clark Corp.	5,200	355,160
The Procter & Gamble Company	31,300	2,097,100

Personal Products 0.55%
Avon Products, Inc.	2,700	80,217
Herbalife, Ltd.	2,400	135,072
The Estee Lauder Companies, Inc., Class A	2,040	209,120

Tobacco 3.30%
Altria Group, Inc.	19,800	555,588
Lorillard, Inc.	1,700	195,976
Philip Morris International, Inc.	21,818	1,565,442
Reynolds American, Inc.	5,700	226,746

Energy 6.13%		4,727,793

Energy Equipment & Services 1.10%
Baker Hughes, Inc.	1,400	103,502
Halliburton Company	241	12,086
National Oilwell Varco, Inc.	3,800	275,804
Rowan Companies, Inc. (I)	900	35,685
Schlumberger, Ltd.	4,785	410,170
SEACOR Holdings, Inc.	100	9,967

Oil, Gas & Consumable Fuels 5.03%
Apache Corp.	108	13,457
Chevron Corp.	8,017	841,063
ConocoPhillips	17,873	1,308,661

2

U.S. Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels 5.03% (continued)

Exxon Mobil Corp.	14,128	$1,179,264
Marathon Oil Corp.	5,100	276,267
Murphy Oil Corp.	1,100	75,779
Occidental Petroleum Corp.	680	73,338
Valero Energy Corp.	4,100	112,750

Financials 2.09%		1,612,565

Commercial Banks 0.10%
CIT Group, Inc. (I)	1,800	79,794

Consumer Finance 0.11%
SLM Corp. (I)	5,000	85,200

Diversified Financial Services 0.22%
Bank of America Corp.	14,410	169,318

Insurance 1.53%
Allied World Assurance Company Holdings, Ltd.	600	36,372
American Financial Group, Inc.	1,000	35,560
American International Group, Inc. (I) (L)	5,200	148,200
Arch Capital Group, Ltd. (I)	1,800	60,714
Aspen Insurance Holdings, Ltd.	400	10,744
Assurant, Inc.	2,000	73,980
Axis Capital Holdings, Ltd.	1,400	46,116
Brown & Brown, Inc.	1,900	50,141
Endurance Specialty Holdings, Ltd.	600	24,366
Everest Re Group, Ltd.	400	35,588
Hartford Financial Services Group, Inc.	2,300	61,295
Protective Life Corp.	500	12,070
Prudential Financial, Inc.	1,700	108,426
RenaissanceRe Holdings, Ltd.	600	43,176
StanCorp Financial Group, Inc.	300	12,954
The Travelers Companies, Inc.	5,100	316,608
Transatlantic Holdings, Inc.	900	41,886
Validus Holdings, Ltd.	1,800	58,014

Real Estate Investment Trusts 0.13%
Annaly Capital Management, Inc. (L)	4,800	87,024
National Retail Properties, Inc.	500	12,890
Omega Healthcare Investors, Inc.	100	2,129

Health Care 25.59%		19,727,080

Biotechnology 1.96%
Alexion Pharmaceuticals, Inc. (I)	800	37,936
Amgen, Inc. (I)	13,300	805,182
Biogen Idec, Inc. (I)	2,600	246,298
Cephalon, Inc. (I)	600	47,814
Gilead Sciences, Inc. (I)	8,900	371,486

Health Care Equipment & Supplies 3.93%
Alere, Inc. (I)	2,859	114,360
Baxter International, Inc.	8,663	515,622
Becton, Dickinson & Company	2,800	245,140
C.R. Bard, Inc.	900	100,602
CareFusion Corp. (I)	1,800	52,164
DENTSPLY International, Inc.	1,600	62,784
Edwards Lifesciences Corp. (I)	1,280	113,574
Gen-Probe, Inc. (I)	500	40,895
IDEXX Laboratories, Inc. (I) (L)	900	70,848

3

U.S. Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Health Care Equipment & Supplies 3.93% (continued)

Intuitive Surgical, Inc. (I)	250	$87,250
Kinetic Concepts, Inc. (I)	1,100	65,274
Medtronic, Inc.	18,000	732,600
ResMed, Inc. (I) (L)	1,700	54,740
St. Jude Medical, Inc.	3,300	167,211
STERIS Corp.	400	14,436
Stryker Corp. (L)	4,200	262,080
Varian Medical Systems, Inc. (I) (L)	1,200	81,048
Zimmer Holdings, Inc. (I)	3,700	250,712

Health Care Providers & Services 4.64%
Aetna, Inc.	4,100	179,088
AMERIGROUP Corp. (I)	500	35,455
AmerisourceBergen Corp.	3,800	156,636
Cardinal Health, Inc.	3,800	172,596
Coventry Health Care, Inc. (I)	2,400	84,432
Express Scripts, Inc. (I)	7,100	422,876
Health Net, Inc. (I)	1,400	44,926
Henry Schein, Inc. (I)	900	64,638
Humana, Inc. (I)	2,300	185,219
Laboratory Corp. of America Holdings (I)	1,600	161,328
Lincare Holdings, Inc. (L)	3,240	98,237
McKesson Corp.	1,500	128,415
MEDNAX, Inc. (I)	600	45,090
Owens & Minor, Inc.	300	10,380
Patterson Companies, Inc.	1,400	48,419
Quest Diagnostics, Inc.	1,700	99,314
Triple-S Management Corp., Class B (I)	3,591	79,110
UnitedHealth Group, Inc.	23,656	1,157,961
VCA Antech, Inc. (I)	100	2,445
WellPoint, Inc.	5,100	398,667

Health Care Technology 0.13%
Cerner Corp. (I) (L)	850	102,085

Life Sciences Tools & Services 0.33%
Mettler-Toledo International, Inc. (I)	490	82,011
Pharmaceutical Product Development, Inc.	1,100	31,735
Techne Corp.	500	40,750
Waters Corp. (I)	1,000	98,560

Pharmaceuticals 14.60%
Abbott Laboratories	22,800	1,191,300
Allergan, Inc.	3,900	322,647
Bristol-Myers Squibb Company	19,400	557,944
Eli Lilly & Company	26,900	1,035,112
Endo Pharmaceuticals Holdings, Inc. (I)	3,300	137,379
Forest Laboratories, Inc. (I)	7,200	259,344
Johnson & Johnson	30,400	2,045,616
Merck & Company, Inc.	56,683	2,083,100
Pfizer, Inc.	164,086	3,519,644
Warner Chilcott PLC, Class A	4,337	104,565

Industrials 4.19%		3,228,852

Aerospace & Defense 1.05%
Alliant Techsystems, Inc.	200	14,306
General Dynamics Corp.	3,700	274,614
L-3 Communications Holdings, Inc.	1,000	81,650

4

U.S. Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Aerospace & Defense 1.05% (continued)

Precision Castparts Corp.	880	$138,248
Rockwell Collins, Inc.	1,000	61,130
United Technologies Corp.	2,700	236,979

Air Freight & Logistics 0.37%
C.H. Robinson Worldwide, Inc. (L)	2,400	192,528
Expeditors International of Washington, Inc.	1,700	89,794

Commercial Services & Supplies 0.32%
Copart, Inc. (I) (L)	700	32,900
Pitney Bowes, Inc.	2,800	66,892
Rollins, Inc.	2,250	45,270
Stericycle, Inc. (I)	1,100	97,999

Construction & Engineering 0.05%
KBR, Inc.	1,000	37,320

Industrial Conglomerates 0.97%
3M Company (L)	7,900	745,602

Machinery 1.03%
Caterpillar, Inc.	2,020	213,716
Cummins, Inc.	670	70,511
Danaher Corp.	6,000	327,180
Deere & Company	1,200	103,296
Joy Global, Inc.	930	83,375

Professional Services 0.13%
Dun & Bradstreet Corp.	400	32,084
IHS, Inc., Class A (I)	800	70,176

Road & Rail 0.16%
Union Pacific Corp.	1,210	127,014

Trading Companies & Distributors 0.11%
Fastenal Company (L)	2,600	86,268

Information Technology 25.94%		20,001,152

Communications Equipment 3.10%
Cisco Systems, Inc.	39,114	657,115
Loral Space & Communications, Inc. (I)	100	6,652
QUALCOMM, Inc.	29,500	1,728,405

Computers & Peripherals 2.94%
Apple, Inc. (I)	3,550	1,234,797
Dell, Inc. (I)	12,015	193,201
Hewlett-Packard Company	15,900	594,342
NCR Corp. (I)	1,800	35,136
Seagate Technology PLC	5,100	85,680
Western Digital Corp. (I)	3,332	122,118

Electronic Equipment, Instruments & Components 0.21%
Arrow Electronics, Inc. (I)	1,100	49,093
Dolby Laboratories, Inc., Class A (I)	1,200	56,088
Ingram Micro, Inc., Class A (I)	3,200	60,832

Internet Software & Services 4.08%
AOL, Inc. (I)	600	12,342
eBay, Inc. (I)	19,400	604,698
Google, Inc., Class A (I)	4,777	2,527,129

IT Services 5.28%
Accenture PLC, Class A	9,000	516,510

5

U.S. Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

IT Services 5.28% (continued)

Amdocs, Ltd. (I)	2,400	$73,056
Automatic Data Processing, Inc.	4,400	242,484
Broadridge Financial Solutions, Inc.	2,300	52,624
Cognizant Technology Solutions Corp., Class A (I)	4,300	326,972
Computer Sciences Corp.	1,200	47,868
Fiserv, Inc. (I)	1,300	83,876
Global Payments, Inc.	900	46,764
International Business Machines Corp.	13,171	2,224,977
Jack Henry & Associates, Inc.	1,300	40,612
MasterCard, Inc., Class A	600	172,230
NeuStar, Inc., Class A (I)	200	5,352
Paychex, Inc.	4,000	129,200
Syntel, Inc.	200	10,774
Total Systems Services, Inc. (L)	2,500	46,500
VeriFone Systems, Inc. (I)	1,000	48,130

Semiconductors & Semiconductor Equipment 0.48%
Texas Instruments, Inc.	10,600	374,180

Software 9.85%
Adobe Systems, Inc. (I)	2,300	79,649
ANSYS, Inc. (I)	800	45,896
BMC Software, Inc. (I)	2,500	139,575
Citrix Systems, Inc. (I)	2,000	175,240
FactSet Research Systems, Inc.	820	90,905
Informatica Corp. (I)	1,700	99,722
Intuit, Inc. (I)	5,400	291,438
MICROS Systems, Inc. (I)	1,300	66,378
Microsoft Corp.	133,241	3,332,357
Oracle Corp.	85,447	2,923,996
Quest Software, Inc. (I)	1,200	27,234
Symantec Corp. (I)	8,400	164,220
TIBCO Software, Inc. (I)	1,700	47,753
VMware, Inc., Class A (I)	1,100	107,052

Materials 0.99%		760,934

Chemicals 0.54%
E.I. du Pont de Nemours & Company	4,100	218,530
Ecolab, Inc.	2,300	126,224
Sigma-Aldrich Corp.	1,000	70,290

Metals & Mining 0.23%
Freeport-McMoRan Copper & Gold, Inc.	3,400	175,576

Paper & Forest Products 0.22%
Schweitzer-Mauduit International, Inc.	3,233	170,314

Telecommunication Services 3.52%		2,712,635

Diversified Telecommunication Services 3.27%
AT&T, Inc.	30,900	975,204
CenturyLink, Inc.	4,600	198,674
Verizon Communications, Inc.	36,400	1,344,252

Wireless Telecommunication Services 0.25%
Sprint Nextel Corp. (I)	27,100	158,535
Telephone & Data Systems, Inc.	1,100	35,970

6

U.S. Core Fund
As of 5-31-11 (Unaudited)

		Shares	Value

Investment Companies 1.21%			$933,709

(Cost $866,914)

Financials 1.21%			933,709

SPDR S&P 500 ETF Trust		6,922	933,709

	Yield	Shares	Value

Securities Lending Collateral 2.95%			$2,270,339

(Cost $2,270,163)

John Hancock Collateral Investment Trust (W)	0.2531%(Y)	226,850	2,270,339

		Shares	Value

Short-Term Investments 3.31%			$2,551,508

(Cost $2,551,508)
		Shares
			Value

Money Market Funds 3.31%			2,551,508

State Street Institutional Treasury Money Market Fund, 0.000% (Y)		2,551,508	2,551,508

Total investments (Cost $69,490,834)† 102.67%			$79,153,276

Other assets and liabilities, net (2.67%)			($2,057,979)

Total net assets 100.00%			$77,095,297

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 5-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-11.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $70,300,833. Net unrealized appreciation aggregated $8,852,443, of which $9,432,093 related to appreciated investment securities and $579,650 related to depreciated investment securities.

7

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments are categorized as Level 1 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650Q1 5/11
7/11

John Hancock
MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

International Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Common Stocks 94.16%		$1,718,677,999

(Cost $1,568,543,269)

Australia 4.51%		82,403,473

BHP Billiton, Ltd.	239,035	11,399,482
BlueScope Steel, Ltd.	1,182,804	1,848,402
Charter Hall Office REIT	721,379	2,781,867
Commonwealth Bank of Australia	157,523	8,529,934
Dexus Property Group	2,406,468	2,277,905
Goodman Fielder, Ltd.	1,592,811	1,745,061
Goodman Group	3,899,173	3,064,869
GPT Group	844,429	2,817,105
Investa Office Fund	3,538,189	2,402,235
Mirvac Group	1,377,257	1,878,273
Pacific Brands, Ltd.	1,074,507	821,243
Qantas Airways, Ltd. (I)	545,616	1,226,309
QBE Insurance Group, Ltd.	264,239	4,999,209
Stockland	981,132	3,705,454
TABCORP Holdings, Ltd.	460,383	3,846,609
Telstra Corp., Ltd.	3,263,257	10,535,939
Wesfarmers, Ltd.	206,164	7,336,388
Westfield Group	104,615	1,017,241
Westpac Banking Corp.	117,738	2,789,239
Woodside Petroleum, Ltd.	94,178	4,697,640
Woolworths, Ltd.	91,456	2,683,069

Austria 0.54%		9,809,567

Erste Group Bank AG	20,038	1,000,585
Immofinanz AG (I)	427,610	1,888,203
OMV AG	121,203	5,038,556
Raiffeisen Bank International AG	34,324	1,882,223

Belgium 0.77%		14,089,320

Ageas	601,604	1,664,649
Belgacom SA	86,914	3,039,535
Colruyt SA	48,893	2,809,845
Delhaize Group SA	27,889	2,301,879
Dexia SA (I)	341,392	1,193,379
Mobistar SA	20,627	1,478,607
Umicore SA	29,019	1,601,426

Bermuda 0.09%		1,632,533

Golden Ocean Group, Ltd.	550,900	579,579
Lancashire Holdings, Ltd.	98,879	1,052,954

Canada 2.63%		48,095,732

Barrick Gold Corp.	23,700	1,134,792
BCE, Inc.	88,900	3,578,573
Canadian National Railway Company	44,800	3,503,634
Canadian Natural Resources, Ltd.	41,800	1,819,380
Canadian Pacific Railway, Ltd.	13,400	849,213
Encana Corp.	346,300	11,802,473
IGM Financial, Inc.	41,800	2,157,628
Magna International, Inc.	54,400	2,633,390
Methanex Corp.	48,200	1,536,768
Metro, Inc.	36,600	1,827,639
National Bank of Canada	24,965	2,085,892
Precision Drilling Corp. (I)	76,557	1,186,067

1

International Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Canada (continued)

Research In Motion, Ltd. (I)	102,800	$4,387,449
RONA, Inc.	83,500	1,048,867
Sun Life Financial, Inc.	163,000	5,122,929
Teck Resources, Ltd., Class B	35,200	1,846,379
Yellow Media, Inc.	403,600	1,574,659

China 0.07%		1,312,011

Yangzijiang Shipbuilding Holdings, Ltd.	1,011,000	1,312,011

Denmark 1.32%		24,104,459

Carlsberg A/S	12,725	1,472,397
D/S Norden A/S	15,026	536,478
Novo Nordisk A/S	176,003	22,095,584

Finland 1.01%		18,419,367

Metso OYJ	53,169	3,069,817
Neste Oil OYJ	90,288	1,568,540
Nokia OYJ	560,464	3,914,561
Sampo OYJ, A Shares	42,929	1,407,344
Stora Enso OYJ, Series R	254,417	2,849,059
UPM-Kymmene OYJ	197,480	3,725,010
Wartsila OYJ	42,429	1,542,821
YIT OYJ	12,604	342,215

France 11.19%		204,250,667

Alcatel-Lucent (I)	377,016	2,134,096
Arkema SA	41,507	4,556,555
BNP Paribas SA	149,736	11,714,897
Casino Guichard Perrachon SA	15,315	1,603,925
Cie de Saint-Gobain	87,443	5,787,191
Cie Generale de Geophysique-Veritas (I)	44,544	1,677,510
Dassault Systemes SA	25,987	2,213,723
Essilor International SA	18,847	1,531,562
Eutelsat Communications SA	4,421	196,566
France Telecom SA	230,823	5,290,222
L'Oreal SA	23,552	2,969,404
Lagardere SCA	70,447	2,888,939
LVMH Moet Hennessy Louis Vuitton	35,348	6,185,171
PagesJaunes Groupe	99,077	1,022,021
Peugeot SA	32,510	1,383,670
Renault SA	64,719	3,683,620
Rhodia SA (L)	122,245	5,479,754
Sanofi (L)	715,276	56,749,365
Schneider Electric SA	43,477	7,177,819
Societe Generale	76,075	4,533,680
SOITEC (I)	72,870	1,064,137
Total SA	888,609	51,435,076
Valeo SA (I)	64,003	4,063,480
Vinci SA	55,329	3,575,790
Vivendi SA	424,557	11,904,889
Wendel SA	28,172	3,427,605

Germany 7.00%		127,791,875

Aareal Bank AG (I)	38,793	1,358,126
Aixtron Bank AG	61,689	2,448,141
Aurubis AG	47,852	2,991,396
BASF SE	195,498	18,062,760

2

International Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Germany (continued)

Bayerische Motoren Werke AG	103,035	$9,136,236
Bilfinger Berger SE	22,222	2,186,169
Daimler AG	146,631	10,355,504
Deutsche Lufthansa AG	97,100	2,112,125
Deutsche Post AG	46,203	870,796
Dialog Semiconductor PLC (I)	49,057	933,313
E.ON AG	761,560	21,608,689
Fresenius SE & Company KGaA	9,089	957,001
Gildemeister AG (I)	49,483	1,146,228
Heidelberger Druckmaschinen AG (I)	45,179	189,923
Infineon Technologies AG	638,517	7,410,380
K&S AG	15,156	1,207,982
Kloeckner & Company SE	73,022	2,161,509
Lanxess AG	81,272	7,029,018
Leoni AG	42,267	2,379,618
MAN SE	28,841	4,015,015
MTU Aero Engines Holding AG	8,557	656,146
Puma AG Rudolf Dassler Sport	4,903	1,552,270
RWE AG	48,473	2,835,300
Salzgitter AG	33,918	2,506,935
SAP AG	108,026	6,721,946
Siemens AG	53,027	7,096,133
Software AG	46,365	2,589,391
Suedzucker AG	67,894	2,140,749
Symrise AG	45,582	1,424,285
Volkswagen AG	10,203	1,708,791

Greece 0.39%		7,145,296

Alpha Bank AE (I)	245,966	1,120,903
National Bank of Greece SA (I)	258,669	1,828,007
OPAP SA	191,467	3,522,758
Public Power Corp. SA	50,744	673,628

Hong Kong 1.49%		27,154,361

CLP Holdings, Ltd.	789,699	6,715,112
Esprit Holdings, Ltd.	712,295	2,682,049
Hong Kong & China Gas Company, Ltd.	841,443	1,936,189
Hutchison Whampoa, Ltd.	408,000	4,726,100
Pacific Basin Shipping, Ltd.	2,562,000	1,523,012
Power Assets Holdings, Ltd.	656,854	4,681,040
Swire Pacific, Ltd., Class A	175,000	2,704,021
Yue Yuen Industrial Holdings, Ltd.	635,218	2,186,838

Ireland 0.89%		16,157,155

C&C Group PLC	209,048	1,087,276
CRH PLC	317,254	6,920,574
DCC PLC	71,897	2,223,270
Experian PLC	80,671	1,065,036
Kerry Group PLC	82,509	3,538,415
Paddy Power PLC	25,627	1,322,584

Israel 0.26%		4,765,583

Bezek Israeli Telecommunications Corp., Ltd.	699,745	1,778,960
Israel Chemicals, Ltd.	113,446	1,843,938
Partner Communications Company, Ltd.	67,211	1,142,685

3

International Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Italy 5.64%		$102,996,317

BGP Holdings PLC (I)	2,714,128	4
Enel SpA	4,575,804	31,455,576
ENI SpA	1,659,609	39,744,941
Exor SpA	43,258	1,459,449
Finmeccanica SpA	125,983	1,571,198
Fondiaria-Sai SpA (I)	220,301	1,779,323
Italcementi SpA - RSP	41,228	204,710
Mediaset SpA	222,143	1,163,583
Milano Assicurazioni SpA (I)	274,115	362,027
Recordati SpA	99,876	1,104,356
Saipem SpA	87,179	4,605,546
Snam Rete Gas SpA	525,056	3,098,986
Telecom Italia SpA	3,261,497	4,631,517
Telecom Italia SpA - RSP	4,304,524	5,268,441
Terna Rete Elettrica Nazionale SpA	453,146	2,215,540
UniCredit SpA	1,898,538	4,331,120

Japan 21.56%		393,488,974

Advance Residence Investment Corp.	762	1,573,243
AEON Company, Ltd.	304,200	3,513,157
AEON Credit Service Company, Ltd.	124,500	1,586,448
Aiful Corp. (I)	451,700	564,150
Aisin Seiki Company, Ltd.	39,200	1,452,599
Alps Electric Company, Ltd.	323,046	3,326,195
Anritsu Corp.	253,000	2,075,072
Asahi Diamond Industrial Company, Ltd.	77,000	1,688,942
Asahi Kasei Corp.	264,000	1,734,399
Astellas Pharma, Inc.	184,700	7,058,465
Calsonic Kansei Corp.	258,000	1,224,314
Canon, Inc.	69,700	3,361,359
Chuo Mitsui Trust Holdings, Inc.	196,000	676,510
Circle K Sunkus Company, Ltd.	35,200	544,500
Cosmo Oil Company, Ltd.	469,000	1,410,483
CSK Corp. (I)	238,000	826,262
CyberAgent, Inc.	806	2,755,347
Daikyo, Inc. (I)	896,000	1,530,761
Dainippon Screen Manufacturing Company, Ltd.	482,000	4,039,396
Daito Trust Construction Company, Ltd.	133,100	11,019,598
Dena Company, Ltd.	94,400	3,360,864
DIC Corp.	322,000	772,221
Digital Garage, Inc. (I)	236	1,155,866
Don Quijote Company, Ltd.	61,400	2,146,662
Eisai Company, Ltd.	66,780	2,540,842
Electric Power Development Company, Ltd.	39,100	923,525
Fanuc Corp.	60,100	9,238,619
Fast Retailing Company, Ltd.	23,000	3,361,246
Fuji Electric Company, Ltd.	329,000	1,011,626
Fuji Heavy Industries, Ltd.	459,116	3,386,110
Fuji Oil Company, Ltd.	52,400	764,270
Gunze, Ltd.	292,000	997,999
Hanwa Company, Ltd.	295,000	1,220,801
Haseko Corp. (I)	1,877,000	1,319,385
Hikari Tsushin, Inc.	33,500	750,685
Hitachi, Ltd.	1,607,000	9,218,820
Honda Motor Company, Ltd.	266,312	10,168,181
Inpex Corp.	361	2,613,842
Isuzu Motors, Ltd.	654,000	3,065,474

4

International Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Japan (continued)

ITOCHU Corp.	418,200	$4,327,654
JFE Holdings, Inc.	122,400	3,067,960
JVC Kenwood Holdings, Ltd. (I)	123,800	605,365
JX Holdings, Inc.	1,939,000	12,838,774
K's Holding Corp.	86,700	3,285,491
Kajima Corp.	1,485,000	4,147,857
Kakaku.com, Inc.	255	1,603,402
Kao Corp.	224,650	5,773,890
Kawasaki Kisen Kaisha, Ltd.	739,000	2,493,247
KDDI Corp.	1,195	8,565,696
Komatsu, Ltd.	300,800	9,002,489
Konami Corp.	57,223	1,188,553
Lawson, Inc.	27,100	1,345,181
Leopalace21 Corp. (I)	421,700	494,676
Makino Milling Machine Company, Ltd.	139,000	1,244,008
Marubeni Corp.	634,824	4,447,609
Mazda Motor Corp. (I)	1,244,000	3,152,931
Mitsubishi Chemical Holdings Corp.	676,000	4,718,072
Mitsubishi Corp.	74,095	1,875,263
Mitsubishi Electric Corp.	346,000	3,904,963
Mitsubishi UFJ Lease & Finance Company, Ltd.	48,100	1,836,121
Mitsui & Company, Ltd.	211,300	3,614,137
Mitsui Mining & Smelting Company, Ltd.	548,000	1,763,249
Mitsui O.S.K. Lines, Ltd.	507,000	2,716,801
Mizuho Financial Group, Inc.	2,763,400	4,369,956
Murata Manufacturing Company, Ltd.	30,400	1,918,370
Net One Systems Company, Ltd.	405	762,308
Nintendo Company, Ltd.	9,400	2,192,373
Nippon Chemi-Con Corp.	196,000	1,210,794
Nippon Light Metal Company, Ltd.	1,292,000	2,591,456
Nippon Steel Corp.	766,000	2,288,720
Nippon Telegraph & Telephone Corp.	215,700	10,150,165
Nippon Yakin Kogyo Company, Ltd. (I)	235,000	635,733
Nippon Yusen Kabushiki Kaisha	893,000	3,377,440
Nipro Corp.	43,300	835,794
Nissan Motor Company, Ltd.	805,600	8,073,873
Nisshinbo Holdings, Inc.	95,000	887,739
Nitori Holdings Company, Ltd.	26,200	2,286,059
Nitto Denko Corp.	66,500	3,484,586
NSK, Ltd.	173,000	1,642,050
NTT DoCoMo, Inc.	5,628	10,526,271
Obayashi Corp.	387,000	1,631,545
OKUMA Corp.	258,000	2,318,289
Omron Corp.	51,300	1,323,649
ORIX Corp.	56,900	5,452,806
Osaka Gas Company, Ltd.	967,120	3,427,836
Pioneer Corp. (I)	553,500	2,440,837
Point, Inc.	41,430	1,851,358
Promise Company, Ltd. (I)	95,000	684,881
Resona Holdings, Inc.	1,921,900	8,495,447
Ricoh Company, Ltd.	156,000	1,726,978
Round One Corp.	237,400	1,525,883
Ryohin Keikaku Company, Ltd.	32,600	1,479,112
Sankyo Company, Ltd.	54,000	2,872,038
Sawai Pharmaceutical Company, Ltd.	12,400	1,230,065
Secom Company, Ltd.	45,400	2,151,417
SEGA SAMMY HOLDINGS, INC.	116,300	2,260,909

5

International Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Japan (continued)

Seven & I Holdings Company, Ltd.	83,400	$2,216,909
Shimamura Company, Ltd.	12,600	1,189,906
Showa Shell Sekiyu KK	128,900	1,259,496
Softbank Corp.	136,800	5,319,150
Sojitz Corp.	1,530,300	2,854,116
Sumitomo Corp.	651,600	8,731,748
Taiheiyo Cement Corp.	2,453,000	4,630,400
Taisei Corp.	1,601,000	3,588,031
Taisho Pharmaceuticals Company, Ltd.	50,790	1,159,217
Takeda Pharmaceutical Company, Ltd.	480,489	22,834,005
Takefuji Corp. (I)	83,020	1,019
The Bank of Yokohama, Ltd.	197,000	957,065
The Daiei, Inc. (I)(L)	212,600	758,475
Toho Zinc Company, Ltd.	166,000	759,583
Tokyo Gas Company, Ltd.	329,397	1,402,655
Tokyo Steel Manufacturing Company, Ltd.	144,000	1,375,011
Tokyo Tatemono Company, Ltd.	638,000	2,308,315
TonenGeneral Sekiyu KK	134,133	1,642,743
Tosoh Corp.	400,000	1,599,779
Toyota Motor Corp.	297,600	12,390,466
Toyota Tsusho Corp.	253,800	4,163,413
Tsugami Corp.	104,000	648,789
UNY Company, Ltd.	324,300	2,817,178
USS Company, Ltd.	16,470	1,256,328
Yahoo! Japan Corp.	5,501	1,823,996
Yamada Denki Company, Ltd.	72,240	5,651,760
Yamaha Motor Company, Ltd. (I)	70,100	1,255,371
Zeon Corp.	319,000	2,795,686

Netherlands 4.01%		73,174,885

ASML Holding NV	56,998	2,224,441
CSM	44,724	1,559,802
Heineken NV	34,048	2,050,048
ING Groep NV (I)	1,316,620	15,955,211
Koninklijke BAM Groep NV (L)	335,564	2,279,114
Koninklijke DSM NV	18,774	1,259,019
Royal Dutch Shell PLC, A Shares	776,995	28,062,039
Royal Dutch Shell PLC, B Shares	513,408	18,658,698
Wereldhave NV	11,378	1,126,513

New Zealand 0.42%		7,649,586

Fletcher Building, Ltd.	334,097	2,461,229
Telecom Corp. of New Zealand, Ltd.	2,613,828	5,188,357

Norway 0.09%		1,616,699

Yara International ASA	26,799	1,616,699

Portugal 0.05%		997,717

Jeronimo Martins SGPS SA	53,284	997,717

Singapore 2.00%		36,418,802

CapitaCommercial Trust	787,000	938,213
Cosco Corp. Singapore, Ltd.	564,000	901,283
Ezra Holdings, Ltd.	638,000	827,966
Genting Singapore PLC (I)	2,550,000	4,116,052
Golden Agri-Resources, Ltd.	9,632,000	5,390,538
Jaya Holdings, Ltd. (I)	876,000	437,753

6

International Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Singapore (continued)

Midas Holdings, Ltd.	638,000	$346,743
Neptune Orient Lines, Ltd.	410,854	609,889
Oversea-Chinese Banking Corp., Ltd.	192,000	1,479,025
SembCorp Marine, Ltd.	986,573	4,279,964
Singapore Exchange, Ltd.	453,000	2,762,268
Singapore Press Holdings, Ltd.	892,000	2,792,066
Singapore Telecommunications, Ltd.	3,251,350	8,462,689
Suntec Real Estate Investment Trust	1,539,000	1,884,321
Swiber Holdings, Ltd. (I)	574,000	353,812
Venture Corp., Ltd.	116,000	836,220

Spain 2.76%		50,356,536

Banco Popular Espanol SA	761,809	4,435,602
Banco Santander SA	813,931	9,703,789
Gas Natural SDG SA	196,803	3,740,028
Iberdrola SA	610,275	5,420,438
Inditex SA	48,380	4,401,371
Repsol YPF SA	295,195	10,075,412
Telefonica SA	517,703	12,579,896

Sweden 2.84%		51,769,799

Alfa Laval AB	101,873	2,250,259
Atlas Copco AB (I)	195,190	157,507
Atlas Copco AB, Series A	210,926	5,578,615
Boliden AB	194,965	3,820,073
Hennes & Mauritz AB, B Shares	184,497	6,862,328
Investor AB, B Shares	38,835	932,547
Modern Times Group AB, B Shares	15,869	1,101,009
NCC AB	97,434	2,374,673
Sandvik AB	193,128	3,670,379
Scania AB, Series B	66,365	1,639,405
Skandinaviska Enskilda Banken AB, Series A	287,674	2,584,717
SKF AB, B Shares	107,953	3,237,463
Swedbank AB, Class A	450,014	8,378,844
Trelleborg AB, Series B	255,237	2,969,309
Volvo AB, Series B	343,010	6,212,671

Switzerland 5.95%		108,617,173

Clariant AG (I)	148,759	3,272,495
Compagnie Financiere Richemont SA, BR Shares	143,750	9,380,153
Nestle SA	320,502	20,586,827
Novartis AG	609,646	39,425,126
Roche Holdings AG	67,207	11,829,543
STMicroelectronics NV	124,366	1,395,740
Swisscom AG	4,346	2,001,664
Syngenta AG (I)	9,087	3,138,497
The Swatch Group AG, BR Shares	10,267	5,116,276
Wolseley PLC	177,291	6,012,606
Xstrata PLC	274,870	6,458,246

United Kingdom 16.68%		304,460,112

3i Group PLC	362,926	1,720,782
Aggreko PLC	90,772	2,798,794
Amlin PLC	244,715	1,711,956
Antofagasta PLC	109,307	2,393,646
ARM Holdings PLC	701,785	6,648,594
ASOS PLC (I)	42,436	1,658,332

7

International Core Fund
As of 5-31-11 (Unaudited)

	Shares	Value

United Kingdom (continued)

Associated British Foods PLC	91,547	$1,623,347
AstraZeneca PLC	927,395	48,517,747
Barclays PLC	2,030,600	9,279,081
BG Group PLC	450,402	10,477,040
BHP Billiton PLC	154,918	6,142,115
BP PLC	1,008,989	7,784,047
British American Tobacco PLC	95,983	4,313,945
BT Group PLC	3,777,986	12,515,047
Burberry Group PLC	321,834	6,998,229
Centrica PLC	492,280	2,586,113
Cobham PLC	548,940	2,049,624
Cookson Group PLC	104,076	1,178,957
Daily Mail & General Trust PLC	39,621	296,026
Diageo PLC	205,246	4,375,252
Dixons Retail PLC (I)	1,483,486	478,747
Drax Group PLC	393,909	3,014,110
Electrocomponents PLC	115,029	556,706
Eurasian Natural Resources Corp.	98,692	1,382,520
GKN PLC	327,000	1,184,896
GlaxoSmithKline PLC	2,607,721	56,631,957
Home Retail Group PLC	817,161	2,896,361
HSBC Holdings PLC	187,053	1,956,166
ICAP PLC	110,692	882,879
IMI PLC	189,056	3,243,460
ITV PLC (I)	1,353,000	1,583,750
Kazakhmys PLC	56,075	1,214,126
Ladbrokes PLC	13,856	33,944
Lloyds Banking Group PLC (I)	5,173,450	4,436,652
National Express Group PLC	100,913	424,730
Next PLC	138,713	5,188,985
Petrofac, Ltd.	72,575	1,921,701
Prudential PLC	94,903	1,154,266
Punch Taverns PLC (I)	741,506	864,674
Reckitt Benckiser Group PLC	97,867	5,555,631
Rio Tinto PLC	262,563	18,371,190
Royal Bank of Scotland Group PLC (I)	3,456,222	2,431,579
Scottish & Southern Energy PLC	202,971	4,615,301
Smith & Nephew PLC	234,218	2,616,110
Standard Chartered PLC	220,641	5,917,842
Subsea 7 SA (I)	74,666	1,986,458
Taylor Wimpey PLC (I)	1,983,279	1,204,016
Tesco PLC	277,420	1,916,521
The Capita Group PLC	112,130	1,359,710
The Sage Group PLC	404,387	1,935,774
The Weir Group PLC	114,728	3,783,378
Travis Perkins PLC	149,685	2,658,426
Trinity Mirror PLC (I)	140,795	108,397
United Utilities Group PLC	109,843	1,125,350
Vodafone Group PLC	8,212,958	22,865,700
William Hill PLC	457,342	1,611,792
Yell Group PLC (I)	2,616,973	277,633

8

International Core Fund
As of 5-31-11 (Unaudited)

		Shares	Value

Preferred Securities 1.07%			$19,554,554

(Cost $15,461,498)

Germany 1.07%			19,554,554

Bayerische Motoren Werke AG		12,011	719,608
Porsche Automobil Holding SE		86,927	6,042,631
ProSiebenSat.1 Media AG		102,187	2,652,596
Volkswagen AG		56,988	10,139,719

		Shares	Value

Rights 0.02%			$436,677

(Cost $403,196)

Dexia SA (Expiration Date: 06/10/2011) (I)		341,392	66,189
Gas Natural SDG SA (Expiration Date: 06/14/2011) (I)		196,803	135,096
Kloeckner & Company SE (Expiration Date: 06/09/2011, Strike Price EUR 15.85) (I)		73,022	235,392
OMV AG (Expiration Date: 06/06/2011, Strike Price EUR 27.50) (I)(L)		112,161	0

	Yield	Shares	Value

Securities Lending Collateral 8.82%			$160,978,919

(Cost $160,975,204)

John Hancock Collateral Investment Trust (W)	0.2531%(Y)	16,084,863	160,978,919

		Par value
			Value

Short-Term Investments 3.12%			$56,921,538

(Cost $56,921,538)

Money Market Funds 3.12%			56,921,538

State Street Institutional Treasury Money Market Fund	0.000%(Y)	$56,921,538	56,921,538

Total investments (Cost $1,802,304,705)† 107.19%			$1,956,569,687

Other assets and liabilities, net (7.19%)			($131,211,769)

Total net assets 100.00%		$1,825,357,918

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

EUR Euro

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 5-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-11.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,824,483,148. Net unrealized appreciation aggregated $132,086,539, of which $220,868,150 related to appreciated investment securities and $88,781,611 related to depreciated investment securities.

9

International Core Fund
As of 5-31-11 (Unaudited)

The Fund had the following sector composition as a percentage of net assets on 5-31-11:

Health Care	15%
Consumer Discretionary	13%
Energy	12%
Financials	12%
Industrials	11%
Materials	9%
Telecommunication Services	7%
Utilities	6%
Consumer Staples	5%
Information Technology	5%
Short-Term Investments & Other	5%

10

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/11	Price	Inputs	Inputs

Common Stocks
Australia	$82,403,473	—	$82,403,473	—
Austria	9,809,567	—	9,809,567	—
Belgium	14,089,320	—	14,089,320	—
Bermuda	1,632,533	—	1,632,533	—
Canada	48,095,732	$48,095,732	—	—
China	1,312,011	—	1,312,011	—
Denmark	24,104,459	—	24,104,459	—
Finland	18,419,367	—	18,419,367	—
France	204,250,667	—	204,250,667	—
Germany	127,791,875	—	127,791,875	—
Greece	7,145,296	—	7,145,296	—
Hong Kong	27,154,361	—	27,154,361	—
Ireland	16,157,155	—	16,157,155	—
Israel	4,765,583	—	4,765,583	—
Italy	102,996,317	—	102,996,313	$4
Japan	393,488,974	—	393,487,955	1,019
Netherlands	73,174,885	—	73,174,885	—
New Zealand	7,649,586	—	7,649,586	—
Norway	1,616,699	—	1,616,699	—
Portugal	997,717	—	997,717	—
Singapore	36,418,802	—	36,418,802	—
Spain	50,356,536	—	50,356,536	—
Sweden	51,769,799	—	51,769,799	—
Switzerland	108,617,173	—	108,617,173	—
United Kingdom	304,460,112	—	304,460,112	—
Preferred Securities
Germany	19,554,554	—	19,554,554	—
Rights
Austria	—	—	—	—
Belgium	66,189	—	66,189	—
Germany	235,392	235,392	—	—
Spain	135,096	135,096	—	—
Securities Lending Collateral	160,978,919	160,978,919	—	—
Short-Term Investments	56,921,538	56,921,538	—	—

Total Investments in Securities	$1,956,569,687	$266,366,677	$1,690,201,987	$1,023

Other Financial Instruments
Futures	($505,497)	($505,497)	—	—
Forward Foreign Currency Contracts	($844,626)	—	($844,626)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three-month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the three-month period ended May 31, 2011, the Fund used futures contracts to gain market exposure. The following table summarizes the contracts held at May 31, 2011. During the three-month period ended May 31, 2011, the Fund held futures contracts with absolute notional values ranging from $133.8 million to $138.3 million as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

DAX Index Futures	83	Long	Jun 2011	$21,786,815	($139,774)
FTSE 100 Index Futures	191	Long	Jun 2011	18,743,294	137,113
FTSE MIB Index Futures	172	Long	Jun 2011	26,112,661	(70,290)
SGX MSCI Singapore Index Futures	118	Long	Jun 2011	7,049,288	104,668
TOPIX Index Futures	153	Long	Jun 2011	15,720,464	49,336
ASX SPI 200 Index Futures	222	Short	Jun 2011	(27,917,439)	(475,524)
S&P TSE 60 Index Futures	129	Short	Jun 2011	(20,992,042)	(111,026)

Total					($505,497)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three-month period ended May 31, 2011, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2011. During the three-month period ended May 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $274.9 million to $490.0 million, as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	2,325,000	$2,459,880	Bank of America	6-17-11	$17,903
			N.A.
AUD	1,140,000	1,203,262	Royal Bank of	6-17-11	11,651
			Scotland PLC
CHF	3,058,000	3,468,722	Barclays Bank	6-17-11	117,005
			PLC
CHF	10,454,851	12,160,352	Royal Bank of	6-17-11	98,720
			Scotland PLC
EUR	17,384,000	24,747,187	Royal Bank of	6-17-11	261,423
			Scotland PLC
EUR	4,252,000	6,058,165	State Street Bank	6-17-11	58,760
			& Trust Company
GBP	7,249,062	11,789,101	Bank of America	6-17-11	133,393
			N.A.
GBP	7,536,002	12,310,285	Brown Brothers	6-17-11	84,137
			Harriman &
			Company
GBP	5,400,000	8,742,141	JPMorgan Chase	6-17-11	139,210
			Bank
GBP	17,093,966	27,953,592	Mellon Bank N.A.	6-17-11	160,763
GBP	16,602,804	27,073,761	Morgan Stanley	6-17-11	232,782
			Capital Services,
			Inc.
GBP	8,260,364	13,406,608	Royal Bank of	6-17-11	179,168
			Scotland PLC
HKD	41,093,478	5,285,947	Barclays Bank	6-17-11	(1,798)
			PLC
HKD	105,805,753	13,613,885	Brown Brothers	6-17-11	(8,482)
			Harriman &
			Company
HKD	24,623,000	3,167,545	JPMorgan Chase	6-17-11	(1,310)
			Bank
HKD	41,093,478	5,286,506	Morgan Stanley	6-17-11	(2,358)
			Capital Services,
			Inc.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
HKD	122,006,671	$15,696,820	State Street Bank	6-17-11	($8,165)
			& Trust Company
JPY	444,480,000	5,496,365	Deutsche Bank	6-17-11	(43,014)
			AG London
JPY	601,771,000	7,357,045	JPMorgan Chase	6-17-11	26,117
			Bank
JPY	557,082,000	6,846,390	Mellon Bank N.A.	6-17-11	(11,520)
SEK	9,575,000	1,525,038	Bank of America	6-17-11	25,336
			N.A.
SEK	66,421,013	10,622,094	Deutsche Bank	6-17-11	132,734
			AG London
SGD	26,662,857	21,363,099	Bank of America	6-17-11	255,380
			N.A.
SGD	13,331,429	10,668,472	Barclays Bank	6-17-11	140,768
			PLC
SGD	1,942,000	1,566,921	JPMorgan Chase	6-17-11	7,669
			Bank
SGD	3,337,439	2,674,422	Mellon Bank N.A.	6-17-11	31,603
SGD	3,752,879	3,005,578	Royal Bank of	6-17-11	37,289
			Scotland PLC
SGD	2,906,439	2,333,432	State Street Bank	6-17-11	23,134
			& Trust Company

Total		$267,882,615			$2,098,298

Sells
CAD	20,258,042	$21,019,232	Bank of America	6-17-11	$117,782
			N.A.
CAD	9,827,877	10,170,503	Morgan Stanley	6-17-11	30,486
			Capital Services,
			Inc.
CAD	9,324,164	9,639,361	Royal Bank of	6-17-11	19,056
			Scotland PLC
CHF	7,466,186	8,358,451	Barclays Bank	6-17-11	(396,195)
			PLC
CHF	4,484,764	5,021,851	Brown Brothers	6-17-11	(236,861)
			Harriman &
			Company
CHF	1,830,252	2,052,634	Deutsche Bank	6-17-11	(93,469)
			AG London
CHF	12,172,186	13,684,861	Royal Bank of	6-17-11	(587,911)
			Scotland PLC
DKK	56,230,617	10,860,114	Royal Bank of	6-17-11	7,332
			Scotland PLC
DKK	56,230,617	10,892,045	State Street Bank	6-17-11	39,263
			& Trust Company
EUR	17,434,499	24,953,380	Royal Bank of	6-17-11	(127,877)
			Scotland PLC
EUR	16,027,854	22,609,399	State Street Bank	6-17-11	(448,260)
			& Trust Company
GBP	6,259,840	10,165,561	Mellon Bank N.A.	6-17-11	(129,965)

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
GBP	6,190,000	$9,971,681	Morgan Stanley	6-17-11	($208,979)
			Capital Services,
			Inc.
JPY	787,057,105	9,301,626	Deutsche Bank Ag	6-17-11	(354,821)
			London
JPY	2,280,541,000	27,830,306	JPMorgan Chase	6-17-11	(149,779)
			Bank
JPY	709,512,105	8,531,225	Mellon Bank N.A.	6-17-11	(173,819)
NZD	3,623,763	2,851,050	Royal Bank of	6-17-11	(134,350)
			Scotland PLC
SEK	23,947,530	3,801,637	Bank of America	6-17-11	(75,924)
			N.A.
SEK	66,421,013	10,500,516	Deutsche Bank	6-17-11	(254,311)
			AG London

Total		222,215,433			(3,158,602)

Currency Abbreviation

AUD	Australian Dollar	HKD	Hong Kong Dollar
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro Currency	SGD	Singapore Dollar
GBP	Pound Sterling

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2011 by risk category:

		ASSET	LIABILITIES
	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Futures	$291,117	($796,614)
Foreign exchange contracts	Foreign forward currency contracts	2,388,864	(3,449,168)

Total		$2,679,981	($4,245,782)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

660Q1 5/11
7/11

John Hancock

MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

International Growth Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Common Stocks 92.40%		$253,638,550

(Cost $211,142,133)

Australia 4.70%		12,901,455

BHP Billiton, Ltd.	94,088	4,487,026
BlueScope Steel, Ltd.	81,096	126,731
Coca-Cola Amatil, Ltd.	18,516	233,212
Cochlear, Ltd.	3,748	320,169
CSL, Ltd.	15,954	578,885
Fortescue Metals Group, Ltd.	31,629	220,703
JB Hi-Fi, Ltd. (L)	7,072	129,816
Rio Tinto, Ltd.	9,445	824,741
Telstra Corp., Ltd.	193,663	625,272
Wesfarmers, Ltd.	30,674	1,091,541
Westpac Banking Corp.	28,622	678,061
Woodside Petroleum, Ltd.	22,686	1,131,588
Woolworths, Ltd.	83,638	2,453,710

Austria 0.27%		742,759

Andritz AG	2,881	303,494
Immofinanz AG (I)(L)	39,303	173,551
Immofinanz AG - Escrow Shares (I)(L)	49,581	0
Raiffeisen Bank International AG	2,773	152,063
Voestalpine AG	2,267	113,651

Belgium 0.64%		1,769,393

Bekaert SA	4,005	425,282
Colruyt SA	9,285	533,602
Mobistar SA	3,863	276,912
Telenet Group Holding NV	5,111	232,836
Umicore SA	5,450	300,761

Bermuda 0.17%		453,018

Alliance Oil Company, Ltd., SADR (I)	6,651	122,735
Golden Ocean Group, Ltd. (L)	63,400	66,701
Seadrill, Ltd.	7,262	263,582

Canada 3.30%		9,055,222

Agrium, Inc.	2,200	193,080
Barrick Gold Corp.	20,600	986,359
Canadian National Railway Company	22,600	1,767,458
Enbridge, Inc.	17,200	576,440
Imperial Oil, Ltd. (L)	8,700	432,104
Magna International, Inc. (L)	10,700	517,965
Potash Corp. of Saskatchewan, Inc.	15,600	879,467
Research In Motion, Ltd. (I)	12,700	542,029
Rogers Communications, Inc., Class B (L)	10,100	385,090
Saputo, Inc.	7,400	362,801
Shaw Communications, Inc., Class B (L)	6,000	128,627
Shoppers Drug Mart Corp. (L)	8,700	363,409
Silver Wheaton Corp.	11,800	435,291
Suncor Energy, Inc.	10,200	425,855
Teck Resources, Ltd., Class B	6,400	335,705
Valeant Pharmaceuticals International, Inc.	13,802	723,542

China 0.07%		197,256

Yangzijiang Shipbuilding Holdings, Ltd.	152,000	197,256

1

International Growth Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Denmark 2.89%		$7,925,332

Carlsberg A/S	3,687	426,619
Danske Bank A/S (I)	15,321	323,624
Novo Nordisk A/S	50,940	6,395,056
Novozymes A/S, B Shares	4,639	780,033

Finland 0.99%		2,723,584

Kone OYJ	11,134	703,563
Metso OYJ	7,475	431,584
Nokian Renkaat OYJ	6,062	295,899
Sampo OYJ, A Shares	4,015	131,624
Stora Enso OYJ, Series R (L)	25,531	285,906
UPM-Kymmene OYJ	26,440	498,730
Wartsila OYJ	10,348	376,278

France 6.34%		17,404,732

Air Liquide SA (L)	2,323	323,198
Alcatel-Lucent (I)	47,376	268,171
Arkema SA (L)	3,329	365,451
BNP Paribas SA	20,446	1,599,634
Bureau Veritas SA	4,684	393,620
Carrefour SA (I)	10,980	487,188
Christian Dior SA	1,369	212,371
Cie de Saint-Gobain	12,975	858,717
Credit Agricole SA (L)	12,073	185,304
Danone SA (L)	9,579	702,904
Dassault Systemes SA	3,681	313,569
Essilor International SA (L)	4,567	371,128
Eutelsat Communications SA	5,471	243,251
ICADE	919	117,205
L'Oreal SA (L)	7,961	1,003,712
Legrand SA, ADR (L)	6,198	262,768
LVMH Moet Hennessy Louis Vuitton (L)	9,426	1,649,356
Neopost SA	2,001	179,625
Peugeot SA (I)(L)	5,367	228,427
PPR	2,244	392,152
Publicis Groupe SA	3,402	187,726
Renault SA (L)	13,874	789,668
Rhodia SA (L)	6,377	285,855
Safran SA	8,249	337,164
Sanofi (L)	26,433	2,097,171
Schneider Electric SA	7,320	1,208,493
SEB SA	1,638	174,552
Societe Generale (L)	11,284	672,469
Total SA (L)	4,647	268,981
Valeo SA	4,387	278,526
Vinci SA	5,028	324,948
Wendel SA	3,040	369,868
Zodiac SA	3,122	251,560

Germany 7.70%		21,132,035

Adidas AG	5,063	381,407
Aixtron Bank AG (L)	4,906	194,696
Allianz SE	2,113	292,175
Aurubis AG	1,710	106,898
BASF SE	38,286	3,537,381
Bayerische Motoren Werke AG	22,033	1,953,692
Beiersdorf AG	4,055	269,096

2

International Growth Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Germany (continued)

Bilfinger Berger SE (L)	2,226	$218,991
Continental AG (I)	2,104	216,711
Daimler AG	34,621	2,445,035
Deutsche Boerse AG	2,809	222,090
Deutsche Lufthansa AG	23,427	509,585
Fresenius SE & Company KGaA	2,993	315,140
GEA Group AG	6,042	203,556
Infineon Technologies AG	57,022	661,775
K&S AG	5,936	473,118
Kloeckner & Company SE (L)	6,257	185,212
Lanxess AG	9,105	787,469
Leoni AG	3,306	186,127
Linde AG	2,179	368,585
MAN SE	5,126	713,601
Metro AG	2,605	174,005
Rheinmetall AG	2,271	195,663
SAP AG	59,559	3,706,074
Siemens AG	10,833	1,449,684
Software AG	5,322	297,223
Stada Arzneimittel AG	3,905	165,640
Suedzucker AG	3,083	97,209
Symrise AG	6,284	196,354
Volkswagen AG	2,281	382,020
Wacker Chemie AG	1,012	225,823

Greece 0.28%		767,104

Alpha Bank AE (I)	14,196	64,693
EFG Eurobank Ergasias SA (I)	14,671	67,284
National Bank of Greece SA (I)	44,525	314,657
OPAP SA	17,418	320,470

Hong Kong 2.71%		7,428,901

BOC Hong Kong Holdings, Ltd.	79,500	244,892
Cathay Pacific Airways, Ltd.	83,000	199,508
Cheung Kong Holdings, Ltd.	22,000	343,844
CLP Holdings, Ltd.	110,500	939,624
Esprit Holdings, Ltd.	83,663	315,022
Hang Seng Bank, Ltd.	31,700	507,806
Hong Kong & China Gas Company, Ltd.	329,505	758,202
Hong Kong Exchanges & Clearing, Ltd.	37,400	836,007
Hutchison Whampoa, Ltd.	117,000	1,355,279
Jardine Matheson Holdings, Ltd.	6,000	314,401
Power Assets Holdings, Ltd.	85,500	609,312
SJM Holdings, Ltd.	142,000	347,362
Sun Hung Kai Properties, Ltd.	8,000	124,564
Swire Pacific, Ltd., Class A	34,500	533,078

Ireland 0.87%		2,392,886

CRH PLC	27,713	604,531
Experian PLC	63,893	843,529
Shire PLC	29,865	944,788
WPP PLC	3	38

Israel 0.07%		188,399

Israel Chemicals, Ltd.	11,591	188,399

3

International Growth Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Italy 0.24%		$670,116

Assicurazioni Generali SpA	5,014	109,924
Enel SpA	32,752	225,148
Fiat SpA	14,478	155,220
Mediobanca SpA	16,159	179,824

Japan 17.49%		48,009,168

AEON Company, Ltd.	17,800	205,569
Asahi Glass Company, Ltd.	18,000	212,492
Astellas Pharma, Inc.	6,100	233,117
Canon, Inc.	64,500	3,110,584
Central Japan Railway Company, Ltd.	13	102,134
Chugai Pharmaceutical Company, Ltd.	18,300	301,101
Daihatsu Motor Company, Ltd.	12,000	199,134
Daiichi Sankyo Company, Ltd.	11,100	215,588
Daito Trust Construction Company, Ltd.	13,000	1,076,294
Dena Company, Ltd.	11,900	423,668
Denso Corp.	10,100	362,310
DIC Corp.	44,000	105,521
Eisai Company, Ltd.	13,000	494,623
FamilyMart Company, Ltd.	3,800	136,043
Fanuc Corp.	12,600	1,936,882
Fast Retailing Company, Ltd.	4,600	672,249
Fuji Heavy Industries, Ltd.	44,000	324,512
Fujitsu, Ltd.	24,000	126,448
Hirose Electric Company, Ltd.	2,700	277,362
Hisamitsu Pharmaceutical Company, Inc.	10,900	463,955
Hitachi, Ltd.	324,000	1,858,679
Honda Motor Company, Ltd.	68,300	2,607,794
Hoya Corp.	32,900	683,724
Idemitsu Kosan Company, Ltd.	1,300	144,162
Inpex Corp.	130	941,273
Ishikawajima-Harima Heavy Industries Company, Ltd.	55,000	136,556
Isuzu Motors, Ltd.	118,000	553,098
Japan Tobacco, Inc.	88	340,369
JX Holdings, Inc.	89,400	591,948
Kao Corp.	46,000	1,182,279
Kawasaki Kisen Kaisha, Ltd.	55,000	185,560
KDDI Corp.	64	458,749
Keyence Corp.	4,100	1,075,680
Kintetsu Corp. (L)	51,000	153,566
Kobe Steel Company, Ltd.	88,000	190,484
Komatsu, Ltd.	66,600	1,993,237
Kurita Water Industries, Ltd.	5,300	152,775
Lawson, Inc.	6,100	302,790
Makita Corp.	6,200	263,852
Marubeni Corp.	58,000	406,351
Mazda Motor Corp. (I)	62,000	157,140
Mitsubishi Chemical Holdings Corp.	114,000	795,651
Mitsubishi Electric Corp.	52,000	586,873
Mitsubishi Estate Company, Ltd.	11,000	196,548
Mitsui & Company, Ltd.	34,000	581,546
Mitsui O.S.K. Lines, Ltd.	33,000	176,833
Murata Manufacturing Company, Ltd.	10,100	637,353
Nabtesco Corp.	6,900	156,166
Nidec Corp.	3,500	314,241
Nintendo Company, Ltd.	3,800	886,279
Nippon Yusen Kabushiki Kaisha	77,000	291,224

4

International Growth Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Japan (continued)

Nissan Motor Company, Ltd.	91,100	$913,021
Nitori Holdings Company, Ltd.	5,800	506,074
Nitto Denko Corp.	10,300	539,718
Nomura Research Institute, Ltd.	8,300	173,695
NSK, Ltd.	22,000	208,816
NTT Data Corp.	37	116,955
NTT DoCoMo, Inc.	554	1,036,168
Odakyu Electric Railway Company, Ltd.	42,000	328,062
Olympus Corp.	6,400	198,252
Omron Corp.	9,600	247,700
Ono Pharmaceutical Company, Ltd.	2,200	115,987
Oriental Land Company, Ltd.	4,300	366,194
ORIX Corp.	880	84,332
Rakuten, Inc.	259	263,175
Resona Holdings, Inc.	70,800	312,960
Ricoh Company, Ltd.	29,000	321,041
Sankyo Company, Ltd.	2,600	138,283
Santen Pharmaceutical Company, Ltd.	6,500	259,603
Sawai Pharmaceutical Company, Ltd.	2,500	247,997
Secom Company, Ltd.	13,200	625,522
SEGA SAMMY HOLDINGS, Inc.	10,900	211,899
Shimamura Company, Ltd.	1,900	179,430
Shin-Etsu Chemical Company, Ltd.	11,700	609,123
Shionogi & Company, Ltd.	12,600	212,981
Shiseido Company, Ltd.	18,000	309,566
SMC Corp.	3,400	546,404
Softbank Corp.	34,700	1,349,229
Stanley Electric Company, Ltd.	12,400	204,762
Sumitomo Corp.	51,800	694,144
Sysmex Corp.	6,400	227,872
Takeda Pharmaceutical Company, Ltd.	42,100	2,000,694
Teijin, Ltd.	39,000	180,351
Terumo Corp.	15,500	874,676
THK Company, Ltd.	6,700	165,304
Toray Industries, Inc.	39,000	296,634
Toshiba Corp.	47,000	250,946
Toyota Tsusho Corp.	12,100	198,492
Trend Micro, Inc.	7,300	222,096
Tsumura & Company, Ltd.	6,200	193,752
Unicharm Corp.	19,300	780,929
Yahoo! Japan Corp.	1,876	622,035
Yamada Denki Company, Ltd.	4,520	353,626
Yamato Kogyo Company, Ltd.	4,200	136,732
Zeon Corp.	23,000	201,570

Luxembourg 0.29%		796,850

Millicom International Cellular SA	3,600	417,131
Oriflame Cosmetics SA	3,026	161,469
SES SA	8,103	218,250

Macau 0.16%		432,855

Sands China, Ltd. (I)	90,000	235,923
Wynn Macau, Ltd.	56,000	196,932

Mexico 0.11%		308,978

Fresnillo PLC	12,854	308,978

5

International Growth Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Netherlands 2.41%		$6,613,613

Aegon NV (I)	30,018	210,887
ASML Holding NV	7,445	290,553
European Aeronautic Defence & Space Company	6,971	230,431
Fugro NV	4,794	381,951
Heineken NV (L)	3,969	238,976
ING Groep NV (I)	34,902	422,953
Koninklijke (Royal) KPN NV	72,802	1,070,662
Koninklijke Vopak NV	4,877	231,973
Reed Elsevier NV	36,234	487,978
Royal Dutch Shell PLC, A Shares	5,653	204,164
Royal Dutch Shell PLC, B Shares	21,180	769,741
Unilever NV (L)	63,545	2,073,344

Norway 0.44%		1,208,234

Norsk Hydro ASA (L)	20,011	160,827
Telenor ASA (L)	6,900	117,153
TGS Nopec Geophysical Company ASA (L)	10,055	284,214
Yara International ASA (L)	10,709	646,040

Singapore 2.82%		7,747,464

CapitaCommercial Trust	157,000	187,166
Cosco Corp. Singapore, Ltd.	161,000	257,281
Ezra Holdings, Ltd.	103,000	133,668
Fraser and Neave, Ltd.	55,000	273,832
Genting Singapore PLC (I)	388,000	626,286
Golden Agri-Resources, Ltd.	773,000	432,609
Hyflux, Ltd.	82,500	136,516
Keppel Corp., Ltd.	103,400	966,121
Midas Holdings, Ltd.	131,000	71,196
Olam International, Ltd.	62,000	149,856
SembCorp Industries, Ltd.	65,000	266,762
SembCorp Marine, Ltd.	148,000	642,056
Singapore Airport Terminal Services, Ltd.	76,000	161,446
Singapore Exchange, Ltd.	79,000	481,720
Singapore Post, Ltd.	183,000	169,150
Singapore Press Holdings, Ltd.	207,000	647,935
Singapore Technologies Engineering, Ltd.	218,000	524,697
Singapore Telecommunications, Ltd.	430,000	1,119,214
SMRT Corp., Ltd.	89,000	137,830
StarHub, Ltd.	51,000	115,371
Wilmar International, Ltd.	57,000	246,752

Spain 0.81%		2,234,405

Acciona SA	1,734	188,259
Inditex SA	16,980	1,544,756
Red Electrica de Espana	3,865	234,039
Repsol YPF SA	7,833	267,351

Sweden 5.35%		14,677,066

Alfa Laval AB	24,884	549,659
Assa Abloy AB, Series B	16,616	462,393
Atlas Copco AB (I)(L)	52,290	42,195
Atlas Copco AB, Series A	52,290	1,382,977
Atlas Copco AB, Series B	37,286	882,669
Boliden AB	16,459	322,492
Elekta AB, Series B	12,312	535,442
Hennes & Mauritz AB, B Shares	77,493	2,882,336

6

International Growth Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Sweden (continued)

Hexagon AB	15,807	$430,436
Investor AB, B Shares	28,253	678,441
Kinnevik Investment AB (L)	8,028	196,845
Lundin Petroleum AB (I)	11,701	163,703
Modern Times Group AB, B Shares (L)	5,121	355,301
Sandvik AB	26,154	497,054
Scania AB, Series B	35,145	868,182
Skandinaviska Enskilda Banken AB, Series A	54,899	493,261
SKF AB, B Shares	35,121	1,053,263
Swedbank AB, Class A	51,380	956,648
Swedish Match AB	12,853	454,378
Tele2 AB, Series B (L)	15,270	299,740
Volvo AB, Series B	64,578	1,169,651

Switzerland 10.30%		28,271,139

Compagnie Financiere Richemont SA, BR Shares	22,991	1,500,237
Geberit AG	2,081	502,560
Informa PLC	42,872	307,490
Kuehne & Nagel International AG	2,062	324,910
Nestle SA	156,452	10,049,392
Nobel Biocare Holding AG	7,730	168,843
Novartis AG	62,625	4,049,889
Roche Holdings AG	46,724	8,224,196
SGS SA	352	700,197
STMicroelectronics NV	16,663	187,006
Swisscom AG	674	310,428
Wolseley PLC	13,535	459,023
Xstrata PLC	63,287	1,486,968

United Kingdom 20.93%		57,460,649

Admiral Group PLC	27,988	794,299
Aggreko PLC	38,577	1,189,454
AMEC PLC	22,961	437,859
Antofagasta PLC	20,776	454,961
ARM Holdings PLC	75,773	717,861
ASOS PLC (I)	10,289	402,078
AstraZeneca PLC	33,827	1,769,699
Babcock International Group PLC	17,470	198,354
BAE Systems PLC	35,239	192,221
Balfour Beatty PLC	50,042	265,395
Barclays PLC	111,473	509,390
BG Group PLC	80,280	1,867,436
BHP Billiton PLC	16,541	655,810
British American Tobacco PLC	109,723	4,931,487
British Sky Broadcasting Group PLC	91,419	1,252,138
BT Group PLC	419,701	1,390,312
Bunzl PLC	23,132	292,584
Burberry Group PLC	69,734	1,516,355
Centrica PLC	145,779	765,826
Chemring Group PLC	15,270	167,432
Cobham PLC	85,258	318,335
Croda International PLC	17,255	553,787
Diageo PLC	141,782	3,022,383
Eurasian Natural Resources Corp.	15,303	214,371
GKN PLC	111,328	403,401
GlaxoSmithKline PLC	408,633	8,874,295
HSBC Holdings PLC	27,834	291,083

7

International Growth Fund
As of 5-31-11 (Unaudited)

	Shares	Value

United Kingdom (continued)

ICAP PLC	40,766	$325,149
IG Group Holdings PLC	42,806	317,033
IMI PLC	23,154	397,232
Inchcape PLC	44,936	291,158
Inmarsat PLC	27,790	276,319
Intercontinental Hotels Group PLC	16,234	347,291
International Power PLC	29,310	154,254
Intertek Group PLC	19,376	653,903
Investec PLC	13,087	109,183
ITV PLC (I)	166,557	194,963
John Wood Group PLC	30,551	315,846
Legal & General Group PLC	195,590	378,797
Lloyds Banking Group PLC (I)	1,882,570	1,614,456
Man Group PLC	94,837	401,695
Marks & Spencer Group PLC	76,072	500,475
National Grid PLC	23,205	239,445
Next PLC	14,547	544,175
Pennon Group PLC	10,362	115,419
Petrofac, Ltd.	18,340	485,622
Prudential PLC	31,972	388,862
Reckitt Benckiser Group PLC	42,844	2,432,132
Reed Elsevier PLC	71,603	650,624
Rio Tinto PLC	54,513	3,814,203
Rolls-Royce Holdings PLC (I)	288	0
Rolls-Royce Holdings PLC	3	32
Royal Bank of Scotland Group PLC (I)	739,818	520,489
Schroders PLC	9,481	256,119
Scottish & Southern Energy PLC	6,039	137,319
Severn Trent PLC	17,804	446,066
Smith & Nephew PLC	62,908	702,654
Smiths Group PLC	29,038	592,545
Spectris PLC	8,906	230,946
Standard Chartered PLC	84,590	2,268,800
Tesco PLC	70,379	486,205
The Capita Group PLC	40,873	495,634
The Sage Group PLC	51,391	246,005
The Weir Group PLC	23,492	774,694
Tullett Prebon PLC	14,637	91,931
Unilever PLC	14,297	464,419
Vodafone Group PLC	484,878	1,349,949

United States 0.05%		125,937

Sims Group, Ltd.	6,908	125,937

Preferred Securities 1.13%		$3,119,820

(Cost $2,308,059)

Germany 1.13%		3,119,820

Porsche Automobil Holding SE	9,879	686,727
ProSiebenSat.1 Media AG	10,663	276,793
Volkswagen AG	12,119	2,156,300

8

International Growth Fund
As of 5-31-11 (Unaudited)

		Shares	Value

Rights 0.01%			$20,170

(Cost $0)

Germany 0.01%			20,170

Kloeckner & Company SE (Expiration Date: 06-09-2011, Strike Price EUR 15.85)
(I)(L)		6,257	20,170

Warrants 0.00%			$2,900

(Cost $5,399)

Canada 0.00%			2,900

Kinross Gold Corp. (Expiration Date: 9-17-14, Strike Price: $21.30) (I)		1,133	2,900

	Yield	Shares	Value

Securities Lending Collateral 3.95%			$10,843,885

(Cost $10,842,734)

John Hancock Collateral Investment Trust (W)	0.2531% (Y)	1,083,511	10,843,885

	Yield	Shares	Value

Short-Term Investments 4.84%			13,276,751

(Cost $13,276,751)

Money Market Funds 4.84%

State Street Institutional Treasury Money Market Fund	0.00% (Y)	13,276,751	13,276,751

Total investments (Cost $237,575,076)† 102.33%			$280,902,076

Other assets and liabilities, net (2.33%)			($6,405,080)

Total net assets 100.00%			$274,496,996

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

EUR Euro

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 5-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-11.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $238,434,696. Net unrealized appreciation aggregated $42,467,380, of which $47,007,722 related to appreciated investment securities and $4,540,342 related to depreciated investment securities.

9

International Growth Fund
As of 5-31-11 (Unaudited)

The Fund had the following sector composition as a percentage of net assets on 5-31-11:

Industrials	16%
Health Care	15%
Consumer Discretionary	14%
Consumer Staples	13%
Materials	11%
Financials	8%
Information Technology	7%
Telecommunication Services	4%
Energy	4%
Utilities	2%
Short Term Investments & Other	6%

10

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2011, by major security category or type:

	TOTAL		LEVEL 2	LEVEL 3
	MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	05/31/11	PRICE	INPUTS	INPUTS

Common Stocks
Australia	$12,901,455	—	$12,901,455	—
Austria	742,759	—	742,759	—
Belgium	1,769,393	—	1,769,393	—
Bermuda	453,018	—	453,018	—
Canada	9,055,222	$9,055,222	—	—
China	197,256	—	197,256	—
Denmark	7,925,332	—	7,925,332	—
Finland	2,723,584	—	2,723,584	—
France	17,404,732	—	17,404,732	—
Germany	21,132,035	20,171	21,111,864	—
Greece	767,104	—	767,104	—
Hong Kong	7,428,901	—	7,428,901	—
Ireland	2,392,886	—	2,392,886	—
Israel	188,399	—	188,399	—
Italy	670,116	—	670,116	—
Japan	48,009,168	—	48,009,168	—
Luxembourg	796,850	—	796,850	—
Macau	432,855	—	432,855	—
Mexico	308,978	—	308,978	—
Netherlands	6,613,613	—	6,613,613	—
Norway	1,208,234	—	1,208,234	—
Singapore	7,747,464	—	7,747,464	—
Spain	2,234,405	—	2,234,405	—
Sweden	14,677,066	—	14,677,066	—
Switzerland	28,271,139	—	28,271,139	—
United Kingdom	57,460,649	—	57,460,649	—
United States	125,937	—	125,937	—
Preferred Securities
Germany	3,119,820	—	3,119,820	—
Rights
Germany	20,170	—	20,170	—
Warrants
Canada	2,900	2,900	—	—
Securities Lending Collateral	10,843,885	10,843,885	—	—
Short-Term Investments	13,276,751	13,276,751	—	—

Total Investments in Securities	$280,902,076	$33,198,929	$247,703,147	—

Other Financial Instruments
Futures	$586,072	$586,072	—	—
Forward Foreign Currency Contracts	($345,551)	—	($345,551)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three-month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the three-month period ended May 31, 2011, the Fund used futures contracts to gain market exposure, maintain diversification and liquidity and adjust exposure to foreign currencies. The following table summarizes the contracts held at May 31, 2011. During the three-month period ended May 31, 2011, the Fund held futures contracts with absolute notional values ranging from $19.0 million to $26.8 million as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

CAC 40 Index
Futures	6	Long	Jun 2011	$344,521	$5,855
DAX Index Futures	35	Long	Jun 2011	9,187,211	462,186
FTSE 100 Index
Futures	56	Long	Jun 2011	5,495,416	49,311
Hang Seng Index
Futures	1	Long	Jun 2011	151,356	5,248
MSCI EAFE E-mini
Index Futures	41	Long	Jun 2011	3,568,845	124,103
OMX 30 Index
Futures	13	Long	Jun 2011	243,087	(3,340)

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

S&P TSE 60 Index
Futures	1	Long	Jun 2011	$162,729	$4,187
SGX MSCI
Singapore Index
Futures	2	Long	Jun 2011	119,479	1,774
TOPIX Index Futures	6	Long	Jun 2011	616,489	7,273
ASX SPI 200 Index
Futures	50	Short	Jun 2011	(6,287,712)	(88,997)
FTSE MIB Index
Futures	4	Short	Jun 2011	(607,271)	18,472

Total					$586,072

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three-month period ended May 31, 2011, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2011. During the three-month period ended May 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $50.1 million to $80.1 million, as measured at each quarter end.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	167,643	$179,495	JPMorgan Chase	6-17-11	($836)
			Bank
AUD	460,740	497,031	Morgan Stanley	6-17-11	(6,013)
			Capital Services,
			Inc.
CHF	1,080,605	1,257,263	Brown Brothers	6-17-11	9,825
			Harriman &
			Company
CHF	2,308,775	2,655,902	Deutsche Bank	6-17-11	51,305
			AG London
CHF	197,282	224,820	State Street Bank	6-17-11	6,507
			& Trust Company

DKK	5,739,996	1,119,330	Morgan Stanley	6-17-11	(11,483)
			Capital Services,
			Inc.
EUR	540,433	780,365	Bank of America	6-17-11	(2,898)
			N.A.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
EUR	1,288,326	$1,911,271	Brown Brothers	6-17-11	($57,884)
			Harriman &
			Company
EUR	945,132	1,363,589	Deutsche Bank	6-17-11	(3,923)
			AG London
EUR	722,000	1,050,322	Morgan Stanley	6-17-11	(11,654)
			Capital Services,
			Inc.
EUR	768,399	1,106,942	Royal Bank of	6-17-11	(1,523)
			Scotland PLC
GBP	881,417	1,439,335	Bank of America	6-17-11	10,326
			N.A.
GBP	474,203	773,150	Barclays Bank	6-17-11	6,769
			PLC
GBP	1,146,471	1,872,795	Brown Brothers	6-17-11	12,800
			Harriman &
			Company
GBP	1,553,874	2,536,157	JPMorgan Chase	6-17-11	19,491
			Bank
GBP	1,211,533	1,975,615	Morgan Stanley	6-17-11	16,987
			Capital Services,
			Inc.
GBP	927,108	1,521,438	Royal Bank of	6-17-11	3,371
			Scotland PLC
GBP	593,000	961,240	State Street Bank	6-17-11	14,064
			& Trust Company
HKD	8,392,911	1,079,599	Barclays Bank	6-17-11	(367)
			PLC
HKD	11,190,548	1,439,873	Brown Brothers	6-17-11	(897)
			Harriman &
			Company
HKD	4,697,105	604,227	Mellon Bank N.A.	6-17-11	(234)
HKD	8,392,911	1,079,713	Morgan Stanley	6-17-11	(482)
			Capital Services,
			Inc.
HKD	16,785,822	2,159,587	State Street Bank	6-17-11	(1,123)
			& Trust Company
JPY	322,142,600	3,876,659	Deutsche Bank	6-17-11	75,727
			AG London
JPY	73,531,690	884,078	JPMorgan Chase	6-17-11	18,086
			Bank
JPY	122,559,584	1,522,591	Royal Bank of	6-17-11	(18,900)
			Scotland PLC
SEK	2,154,247	343,802	Brown Brothers	6-17-11	5,011
			Harriman &
			Company
SEK	9,383,698	1,539,046	JPMorgan Chase	6-17-11	(19,646)
			Bank
SGD	1,845,284	1,478,498	Bank of America	6-17-11	17,674
			N.A.
SGD	922,641	738,343	Barclays Bank	6-17-11	9,742
			PLC

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
SGD	2,362,749	$1,898,510	Brown Brothers	6-17-11	$17,227
			Harriman &
			Company
SGD	751,694	602,174	Mellon Bank N.A.	6-17-11	7,306
SGD	982,435	788,989	Morgan Stanley	6-17-11	7,578
			Capital Services,
			Inc.
SGD	751,694	602,011	Royal Bank of	6-17-11	7,469
			Scotland PLC
SGD	751,694	602,174	State Street Bank	6-17-11	7,306
			& Trust Company

Total		$44,465,934			$186,708

Sells
AUD	1,142,973	$1,208,349	JPMorgan Chase	6-17-11	($9,733)
			Bank
AUD	102,091	108,053	Morgan Stanley	6-17-11	(746)
			Capital Services,
			Inc.
CAD	4,246,070	4,405,615	Bank of America	6-17-11	24,687
			N.A.
CAD	2,784,506	2,878,634	Royal Bank of	6-17-11	5,691
			Scotland PLC
CHF	1,870,933	2,094,523	Barclays Bank	6-17-11	(99,282)
			PLC
CHF	1,093,905	1,224,909	Brown Brothers	6-17-11	(57,774)
			Harriman &
			Company
CHF	1,347,775	1,529,251	Deutsche Bank	6-17-11	(51,113)
			AG London
CHF	1,717,392	1,923,928	Royal Bank of	6-17-11	(89,839)
			Scotland PLC
CHF	2,693,080	3,018,640	State Street Bank	6-17-11	(139,192)
			& Trust Company
DKK	5,739,996	1,105,149	Morgan Stanley	6-17-11	(2,698)
			Capital Services,
			Inc.
EUR	1,288,326	1,849,976	Royal Bank of	6-17-11	(3,409)
			Scotland PLC
GBP	408,325	666,776	Royal Bank of	6-17-11	(4,794)
			Scotland PLC
HKD	7,466,245	960,610	Brown Brothers	6-17-11	537
			Harriman &
			Company
HKD	530,179	68,230	Morgan Stanley	6-17-11	55
			Capital Services,
			Inc.
JPY	185,859,181	2,302,032	Deutsche Bank	6-17-11	21,716
			AG London
NOK	2,125,898	388,526	Barclays Bank	6-17-11	(5,941)
			PLC

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
NOK	2,408,182	$443,031	Brown Brothers	6-17-11	($3,815)
			Harriman &
			Company
NOK	2,125,898	389,372	Royal Bank of	6-17-11	(5,096)
			Scotland PLC
SEK	7,155,724	1,138,142	Barclays Bank	6-17-11	(20,506)
			PLC
SEK	9,540,966	1,529,320	Brown Brothers	6-17-11	(15,545)
			Harriman &
			Company
SEK	6,411,075	1,025,263	Deutsche Bank	6-17-11	(12,812)
			AG London
SEK	23,444,824	3,745,341	JPMorgan Chase	6-17-11	(50,823)
			Bank
SEK	7,155,724	1,146,970	Mellon Bank N.A.	6-17-11	(11,678)
SGD	658,985	534,162	Brown Brothers	6-17-11	(149)
			Harriman &
			Company

Total		35,684,802			(532,259)

Currency Abbreviation

AUD	Australian Dollar	HKD	Hong Kong Dollar
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro Currency	SGD	Singapore Dollar
GBP	Pound Sterling

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2011 by risk category:

		ASSET	LIABILITIES
	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Futures	$678,409	($92,337)
Foreign exchange contracts	Foreign forward currency contracts	377,257	(722,808)

Total		$1,055,666	($815,145)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q1 5/11
7/11

John Hancock MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

International Allocation Portfolio
As of 5-31-11 (Unaudited)

Investment companies
Underlying Funds’ Subadvisers

Dimensional Fund Advisors LP	(DFA)
Templeton Investment Counsel, LLC	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Marsico Capital Management, LLC	(Marsico)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

	Shares	Value

Affiliated Investment Companies 98.65%		$20,234,964

(Cost $16,630,271)

EQUITY 98.65%		20,234,964

International Large Cap 73.18%

John Hancock Funds II (G)
International Growth Stock, Class NAV (Invesco)	213,441	2,503,665
International Opportunities, Class NAV (Marsico)	173,504	2,503,664
International Value, Class NAV (Franklin)	315,334	5,001,202

John Hancock Funds III (G)
International Core, Class NAV (GMO)	158,066	5,001,202

Emerging Markets 17.98%

John Hancock Funds II (G)
Emerging Markets, Class NAV (DFA)	217,457	2,663,843

John Hancock Investment Tust III (G)
Greater China Opportunities, Class NAV (John Hancock1) (A)	46,869	1,024,555

International Small Cap 7.49%

John Hancock Funds II (G)
International Small Company, Class NAV (DFA)	168,328	1,536,833

Unaffiliated Investment Companies 1.20%		$246,498

(Cost $249,733)

EQUITY 1.20%		246,498

International Large Cap 0.47%

WisdomTree Japan Hedged Equity Fund	2,710	97,479

International Small Cap 0.73%

WisdomTree Japan SmallCap Dividend Fund	3,554	149,019

Total investments (Cost $16,880,004)† 99.85%		$20,481,462

Other assets and liabilities, net 0.15%		$30,441

Total net assets 100.00%		$20,511,903

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the portfolio.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

1 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $19,260,439. Net unrealized appreciation aggregated $1,221,023, of which $1,224,257 related to appreciated investment securities and $3,234 related to depreciated investment securities.

1

John Hancock International Allocation Portfolio
As of 5-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In order to value the securities, the Portfolio uses the following valuation techniques. Equity securities, including exchange-trade funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price.

Investments by the Portfolio in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day and are categorized as Level 1 in the hierarchy. As of May 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. During the three months ended May 31, 2011, there were no significant transfers in or out of Level 1 assets.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q1 5/11
7/11

John Hancock
MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

Global Shareholder Yield Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Common Stocks 97.12%		$402,683,784

(Cost $333,619,210)

Australia 1.40%		5,813,619

BHP Billiton, Ltd., SADR	20,500	1,956,110
JB Hi-Fi, Ltd.	97,400	1,787,908
Westpac Banking Corp.	87,361	2,069,601

Belgium 2.17%		9,006,951

Anheuser-Busch InBev NV	96,420	5,825,081
Mobistar SA	44,388	3,181,870

Brazil 0.96%		3,963,099

CPFL Energia SA	138,000	3,963,099

Canada 3.68%		15,274,074

BCE, Inc.	220,200	8,863,911
Rogers Communications, Inc., Class B	90,700	3,458,180
Shaw Communications, Inc., Class B	137,700	2,951,983

Finland 0.49%		2,008,030

Fortum OYJ	59,900	2,008,030

France 7.52%		31,193,787

Air Liquide SA	16,540	2,301,206
France Telecom SA	263,300	6,034,561
SCOR SE	138,000	3,833,467
Total SA	114,600	6,633,356
Vinci SA	89,900	5,810,037
Vivendi SA	234,700	6,581,160

Germany 3.45%		14,314,165

BASF SE	72,500	6,698,535
Daimler AG	54,700	3,863,072
Muenchener Rueckversicherungs AG	24,400	3,752,558

Hong Kong 0.49%		2,045,919

China Mobile, Ltd., SADR	44,700	2,045,919

Italy 1.99%		8,255,946

Enel SpA	454,900	3,127,132
Terna Rete Elettrica Nazionale SpA	1,049,000	5,128,814

Netherlands 1.47%		6,100,122

Royal Dutch Shell PLC, ADR	85,400	6,100,122

Norway 0.98%		4,042,943

Orkla ASA	233,100	2,180,705
Statoil ASA, SADR	70,700	1,862,238

Philippines 0.59%		2,439,940

Philippine Long Distance Telephone Company, SADR	44,951	2,439,940

Spain 1.43%		5,926,635

Telefonica SA	243,900	5,926,635

Sweden 0.47%		1,953,537

Assa Abloy AB, Series B	70,200	1,953,537

1

Global Shareholder Yield Fund
As of 5-31-11 (Unaudited)

	Shares	Value

Switzerland 5.27%		$21,838,827

Nestle SA	110,400	7,091,331
Novartis AG	51,800	3,349,848
Roche Holdings AG	18,700	3,291,509
Swisscom AG	17,600	8,106,139

Taiwan 1.55%		6,409,898

HTC Corp.	66,650	2,848,736
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	260,700	3,561,162

United Kingdom 19.42%		80,530,474

AstraZeneca PLC, SADR	114,000	5,973,600
BAE Systems PLC	846,400	4,616,921
British American Tobacco PLC	72,000	3,236,032
Compass Group PLC	291,700	2,846,106
Diageo PLC, SADR	74,400	6,330,696
FirstGroup PLC	934,672	5,198,879
Imperial Tobacco Group PLC	214,200	7,679,435
Meggitt PLC	478,800	2,890,377
National Grid PLC	811,160	8,370,085
Next PLC	78,829	2,948,840
Pearson PLC	385,500	7,250,217
Reckitt Benckiser Group PLC	55,400	3,144,900
Scottish & Southern Energy PLC	194,200	4,415,860
Unilever PLC	64,600	2,098,447
United Utilities Group PLC	398,663	4,084,332
Vodafone Group PLC	2,481,700	6,909,302
WM Morrison Supermarket PLC	506,150	2,536,445

United States 43.79%		181,565,818

Abbott Laboratories	43,600	2,278,100
Altria Group, Inc.	214,700	6,024,482
Arthur J. Gallagher & Company	128,000	3,674,880
AT&T, Inc.	149,300	4,711,908
Automatic Data Processing, Inc.	44,900	2,474,439
Bemis Company, Inc.	57,800	1,914,336
Bristol-Myers Squibb Company	160,800	4,624,608
CenturyLink, Inc.	162,900	7,035,651
Chevron Corp.	29,400	3,084,354
CMS Energy Corp.	142,700	2,845,438
Coca-Cola Enterprises, Inc.	79,600	2,299,644
Comcast Corp., Special Class A	139,000	3,273,450
ConocoPhillips	28,600	2,094,092
Diamond Offshore Drilling, Inc.	49,400	3,639,298
Diebold, Inc.	55,200	1,824,360
Duke Energy Corp.	107,000	2,006,250
E.I. du Pont de Nemours & Company	75,400	4,018,820
Emerson Electric Company	33,900	1,849,245
Enterprise Products Partners LP	67,000	2,789,880
Exxon Mobil Corp.	23,400	1,953,198
Genuine Parts Company	43,100	2,361,880
H.J. Heinz Company	40,500	2,224,260
Honeywell International, Inc.	33,000	1,965,150
Integrys Energy Group, Inc.	39,650	2,075,281
Johnson & Johnson	47,600	3,203,004
Kimberly-Clark Corp.	65,700	4,487,310
Kinder Morgan Energy Partners LP	55,700	4,152,992
Lockheed Martin Corp.	51,000	3,972,900

2

Global Shareholder Yield Fund
As of 5-31-11 (Unaudited)

	Shares	Value

United States (continued)

Lorillard, Inc.	59,400	$6,847,632
McDonald's Corp.	26,500	2,160,810
Merck & Company, Inc.	79,400	2,917,950
Microchip Technology, Inc.	105,400	4,166,462
Microsoft Corp.	120,600	3,016,206
NiSource, Inc.	292,500	5,937,750
Oracle Corp.	133,800	4,578,636
PepsiCo, Inc.	29,400	2,090,928
Philip Morris International, Inc.	117,500	8,430,625
Pitney Bowes, Inc.	167,900	4,011,131
Progress Energy, Inc.	84,400	4,019,128
R.R. Donnelley & Sons Company	150,600	3,213,804
Regal Entertainment Group	291,900	3,955,245
Reynolds American, Inc.	82,000	3,261,960
SCANA Corp.	47,600	1,935,892
Southern Company	94,100	3,771,528
Spectra Energy Corp.	77,300	2,132,707
TECO Energy, Inc.	196,600	3,774,720
The Coca-Cola Company	32,600	2,178,006
The Travelers Companies, Inc.	36,500	2,265,920
Time Warner, Inc.	80,900	2,947,187
Tupperware Brands Corp.	31,000	2,029,260
Vectren Corp.	101,200	2,855,864
Verizon Communications, Inc.	136,100	5,026,173
Waste Management, Inc.	52,000	2,021,760
Williams Partners LP	59,700	3,159,324

Preferred Securities 0.67%		$2,764,112

(Cost $2,585,643)

United States 0.67%		2,764,112

MetLife, Inc., Series B, 6.500%	109,600	2,764,112

Short-Term Investments 2.77%		$11,488,026

(Cost $11,488,026)

United States 2.77%		11,488,026

State Street Institutional Treasury Money Market Fund, 0.000% (Y)	11,488,026	11,488,026

Total investments (Cost $347,692,879)† 100.56%		$416,935,922

Other assets and liabilities, net (0.56%)		($2,313,529)

Total net assets 100.00%		$414,622,393

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(Y) The rate shown is the annualized seven-day yield as of 5-31-11.

* Yield represents the annualized yield as of the date of purchase.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $350,553,714. Net unrealized appreciation aggregated $66,382,208, of which $67,951,543 related to appreciated investment securities and $1,569,335 related to depreciated investment securities.

3

Global Shareholder Yield Fund
As of 5-31-11 (Unaudited)

The Fund had the following sector composition as a percentage of total net assets on 5-31-11:

Consumer Staples	18%
Telecommunication Services	15%
Utilities	15%
Consumer Discretionary	11%
Industrials	10%
Energy	9%
Health Care	6%
Financials	5%
Information Technology	5%
Materials	4%
Short-Term Investments & Other	2%

4

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobserva
	05/31/11	Price	Inputs	ble Inputs

Common Stocks
Australia	$5,813,619	$1,956,110	$3,857,509	—
Belgium	9,006,951	—	9,006,951	—
Brazil	3,963,099	3,963,099	—	—
Canada	15,274,074	15,274,074	—	—
Finland	2,008,030	—	2,008,030	—
France	31,193,787	—	31,193,787	—
Germany	14,314,165	—	14,314,165	—
Hong Kong	2,045,919	2,045,919	—	—
Italy	8,255,946	—	8,255,946	—
Netherlands	6,100,122	6,100,122	—	—
Norway	4,042,943	1,862,238	2,180,705	—
Philippines	2,439,940	2,439,940	—	—
Spain	5,926,635	—	5,926,635	—
Sweden	1,953,537	—	1,953,537	—
Switzerland	21,838,827	—	21,838,827	—
Taiwan	6,409,898	3,561,162	2,848,736	—
United Kingdom	80,530,474	12,304,296	68,226,178	—
United States	181,565,818	181,565,818	—	—
Preferred Securities	2,764,112	2,764,112	—	—
Short-Term Investments	11,488,026	11,488,026	—	—

Total Investments in Securities	$416,935,922	$245,324,916	$171,611,006	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q1 5/11
7/11

JohnHancock
MUTUAL FUNDS

John Hancock Classic Value Mega Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2011

Classic Value Mega Cap
As of 5-31-11 (Unaudited)

	Shares	Value

Common Stocks 99.78%		$5,925,441

(Cost $5,384,990)

Consumer Discretionary 3.50%		208,127

Media 3.50%
Omnicom Group, Inc.	4,450	208,127

Consumer Staples 2.50%		148,550

Personal Products 2.50%
Avon Products, Inc.	5,000	148,550

Energy 11.46%		680,398

Oil, Gas & Consumable Fuels 11.46%
BP PLC, SADR	4,640	214,554
Exxon Mobil Corp.	2,650	221,196
Royal Dutch Shell PLC, ADR (L)	3,425	244,648

Financials 36.35%		2,158,564

Capital Markets 12.60%
Franklin Resources, Inc.	1,150	149,017
Morgan Stanley	6,300	152,208
State Street Corp.	3,250	148,753
The Goldman Sachs Group, Inc.	850	119,621
UBS AG (I)	9,225	178,227

Commercial Banks 4.32%
PNC Financial Services Group, Inc.	2,350	146,687
Wells Fargo & Company	3,875	109,934

Diversified Financial Services 7.54%
Bank of America Corp.	10,450	122,784
Citigroup, Inc.	3,593	147,852
JPMorgan Chase & Company	4,100	177,284

Insurance 11.89%
ACE, Ltd.	1,700	116,994
American International Group, Inc. (I)(L)	5,175	147,488
Hartford Financial Services Group, Inc.	2,200	58,630
MetLife, Inc.	3,350	147,735
The Allstate Corp.	7,500	235,350

Health Care 12.36%		733,924

Health Care Equipment & Supplies 4.44%
Becton, Dickinson & Company	1,675	146,646
Zimmer Holdings, Inc. (I)	1,725	116,886

Health Care Providers & Services 1.93%
Aetna, Inc.	2,625	114,660

Pharmaceuticals 5.99%
Abbott Laboratories	3,975	207,694
Johnson & Johnson	2,200	148,038

Industrials 7.40%		439,388

Aerospace & Defense 7.40%
Huntington Ingalls Industries, Inc. (I)(L)	620	22,673
L-3 Communications Holdings, Inc.	2,225	181,671
Northrop Grumman Corp.	3,600	235,044

1

Classic Value Mega Cap
As of 5-31-11 (Unaudited)

		Shares	Value

Information Technology 21.24%			$1,261,301

Communications Equipment 2.52%
Cisco Systems, Inc.		8,900	149,520

Computers & Peripherals 7.59%
Dell, Inc. (I)		9,650	155,172
Hewlett-Packard Company		7,900	295,302

Electronic Equipment, Instruments & Components 2.98%
TE Connectivity, Ltd.		4,812	177,226

IT Services 2.03%
The Western Union Company		5,875	120,790

Software 6.12%
CA, Inc.		7,925	185,445
Microsoft Corp.		7,111	177,846

Materials 2.50%			148,573

Chemicals 2.50%
PPG Industries, Inc.		1,675	148,573

Utilities 2.47%			146,616

Electric Utilities 2.47%
Edison International		3,725	146,616

Short-Term Investments 6.56%			$389,866

(Cost $389,858)
		Shares
	Yield		Value

Securities Lending Collateral 6.56%			389,866

John Hancock Collateral Investment Trust, 0.2531% (W)	0.2531% (Y)	38,955	389,866

Total investments (Cost $5,774,848)† 106.34%			$6,315,307

Other assets and liabilities, net (6.34%)			($376,539)

Total net assets 100.00%			$5,938,768

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 5-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 5-31-11.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $6,466,873. Net unrealized depreciation aggregated $151,566, of which $32,644 related to appreciated investment securities and $184,210 related to depreciated investment securities.

2

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments are categorized as Level 1 under the hierarchy described above.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.

322Q1 5/11
7/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 21, 2011